Business Segments (Tables)	6 Months Ended
Sep. 30, 2011
Business Segments [Abstract]
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment
	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2010:
Net revenue:	¥683.7	¥450.0	¥78.0	¥154.9	¥141.2	¥296.1	¥399.1	¥(27.0)	¥1,879.9
BTMU and MUTB:	320.1	400.7	29.8	113.7	—	113.7	367.2	(23.5)	1,208.0
Net interest income	257.0	220.4	—	60.4	—	60.4	151.0	0.8	689.6
Net fees	58.9	152.7	29.8	47.0	—	47.0	(4.8)	(24.0)	259.6
Other	4.2	27.6	—	6.3	—	6.3	221.0	(0.3)	258.8
Other than BTMU and MUTB(1)	363.6	49.3	48.2	41.2	141.2	182.4	31.9	(3.5)	671.9
Operating expenses	476.1	232.3	48.7	102.2	90.3	192.5	54.5	76.4	1,080.5

Operating profit (loss)	¥207.6	¥217.7	¥29.3	¥52.7	¥50.9	¥103.6	¥344.6	¥(103.4)	¥799.4

Six months ended September 30, 2011:
Net revenue:	¥644.1	¥438.5	¥77.4	¥182.0	¥135.7	¥317.7	¥388.0	¥(17.8)	¥1,847.9
BTMU and MUTB:	312.4	394.0	28.6	129.2	—	129.2	366.6	(21.5)	1,209.3
Net interest income	243.1	211.9	—	67.3	—	67.3	117.7	11.3	651.3
Net fees	65.8	149.7	28.6	52.8	—	52.8	(5.4)	(28.4)	263.1
Other	3.5	32.4	—	9.1	—	9.1	254.3	(4.4)	294.9
Other than BTMU and MUTB(1)	331.7	44.5	48.8	52.8	135.7	188.5	21.4	3.7	638.6
Operating expenses	450.8	223.0	49.1	111.7	90.6	202.3	48.6	79.8	1,053.6

Operating profit (loss)	¥193.3	¥215.5	¥28.3	¥70.3	¥45.1	¥115.4	¥339.4	¥(97.6)	¥794.3

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income

	Six months ended September 30,
	2010	2011
	(in billions)
Operating profit	¥799	¥794
Provision for credit losses	(186)	(89)
Foreign exchange gains—net	163	78
Trading account profits—net	270	330
Equity investment securities gains (losses)—net	24	(118)
Debt investment securities losses—net	(87)	(119)
Equity in losses of equity method investees	(45)	(515)
Impairment of intangible assets	(16)	(27)
Other—net	28	60

Income before income tax expense	¥950	¥394